Research and Development Expenses	12 Months Ended
Dec. 31, 2019
Research And Development Expenses
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 15:-  RESEARCH AND DEVELOPMENT EXPENSES

	Year ended December 31,
	2019	2018	2017
	USD

Clinical and preclinical trials	$10,290	$4,768	$3,809
Salary and related expenses	814	909	888
Patents	163	229	234
Royalties	11	14	11
Laboratory materials	40	73	63
Rent	51	51	51
Depreciation	5	3	3
Others	(398)	28	47

	$10,976	$6,075	$5,106